Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total
PRC [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
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Cayman [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
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Hong Kong [Member]
Taxes - Schedule of Income Taxes Paid By Jurisdiction (Details) [Line Items]
Total